Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of computation of basic and diluted earnings (losses) per share

Basic and diluted earnings (losses) per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2015	2016	2017
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (Losses) per share — basic
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	176,347	(80,525)	380,733	58,518	967,461	148,695
Accretion of redeemable noncontrolling interests	—	—	(3,799)	(584)	(9,652)	(1,483)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests	176,347	(80,525)	376,934	57,934	957,809	147,212

Denominator:
Weighted average number of ordinary shares outstanding	1,372,863,321	1,387,254,551	393,753,299	393,753,299	1,000,550,027	1,000,550,027

Earnings (Losses) per share — basic	0.1285	(0.0580)	0.9573	0.1471	0.9573	0.1471

Earnings (Losses) per share — diluted
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests	176,347	(80,525)	395,184	60,739	939,559	144,407
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	939,559	144,407	—	—

Net income (loss) attributable to ordinary shareholders	176,347	(80,525)	1,334,743	205,146	939,559	144,407

Denominator:
Weighted average ordinary shares outstanding	1,372,863,321	1,387,254,551	393,753,299	393,753,299	1,000,550,027	1,000,550,027
Dilutive effect of Restricted Shares	21,284,316	—	909,584	909,584	2,652,927	2,652,927
Dilutive effect of restricted shares with an option feature	32,663,302	—	27,289,001	27,289,001	—	—
Conversion of Class B into Class A ordinary shares	—	—	1,003,202,954	1,003,202,954	—	—

Denominator used for earnings (losses) per share	1,426,810,939	1,387,254,551	1,425,154,838	1,425,154,838	1,003,202,954	1,003,202,954

Earnings (losses) per share — diluted	0.1236	(0.0580)	0.9366	0.1439	0.9366	0.1439

Earnings (Losses) per ADS:
Denominator used for earnings (losses) per ADS — basic	137,286,332	138,725,455	39,375,330	39,375,330
Denominator used for earnings (losses) per ADS — diluted	142,681,094	138,725,455	142,515,484	142,515,484
Earnings (Losses) per ADS — basic	1.2845	(0.5805)	9.5728	1.4713

Earnings (Losses) per ADS — diluted	1.2360	(0.5805)	9.3656	1.4395